UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04889

H&Q Healthcare Investors
(Exact name of registrant as specified in charter)

2 Liberty Square, 9th Floor, Boston, MA		02109
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/08

Item 1.  Schedule of Investments.

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2008

(Unaudited)

CONVERTIBLE SECURITIES AND WARRANTS — 11.7% of Net Assets

SHARES		VALUE
	Convertible Preferred (Restricted)(a) — 11.7%
	Drug Discovery Technologies — 1.5%
2,380,953	Agilix Corporation Series B (b) (c)	$141,809
375,000	Ceres, Inc. Series C (b)	2,437,500
32,193	Ceres, Inc. Series C-1 (b)	209,255
280,105	Ceres, Inc. Series D (b)	1,820,683
40,846	Ceres, Inc. Series F (b)	265,499
8,170	Ceres, Inc. warrants (expiration 9/05/15) (b)	0
300,000	Zyomyx, Inc. Series A New (b)	30,000
300	Zyomyx, Inc. Series B New (b)	30
	Emerging Biopharmaceuticals — 0.8%
306,413	MacroGenics, Inc. Series D (b)	199,812
75,217	MacroGenics, Inc. Series D (b)	32,697
2,123,077	TargeGen, Inc. Series C (b)	1,840,007
586,871	TargeGen, Inc. Series D (b)	508,624
	Healthcare Services — 1.6%
5,384,615	PHT Corporation Series D (b) (c)	4,200,000
1,204,495	PHT Corporation Series E (b) (c)	939,506
149,183	PHT Corporation Series F (b) (c)	116,363
	Medical Devices and Diagnostics — 7.8%
3,424,756	CardioKinetix, Inc. Series C (b) (c)	2,359,999
4,852,940	Concentric Medical, Inc. Series B (b) (c)	4,852,940
1,744,186	Concentric Medical, Inc. Series C (b) (c)	1,744,186
683,000	Concentric Medical, Inc. Series D (b) (c)	683,000
652,013	Concentric Medical, Inc. Series E (b) (c)	652,013
1,724,230	Elemé Medical, Inc. Series C (b) (c)	2,596,001
222,222	EPR, Inc. Series A (b)	2,222
2,292,152	FlowCardia, Inc. Series C (b)	2,458,333
3,669,024	Labcyte Inc. Series C (b)	1,920,000
2,950,000	Magellan Biosciences, Inc. Series A (b)	2,950,000
1,547,988	OmniSonics Medical Technologies, Inc. Series A-1 (b)	356,036
1,263,099	OmniSonics Medical Technologies, Inc. Series B-1 (b)	290,512
65,217	TherOx, Inc. Series H (b)	416,085
149,469	TherOx, Inc. Series I (b)	953,612
4,220	TherOx, Inc. warrants (expiration 1/26/10) (b)	0
8,141	TherOx, Inc. warrants (expiration 6/09/09) (b)	0
921,875	Xoft, Inc. Series D (b)	3,079,063
176,647	Xoft, Inc. Series E (b)	590,001
	TOTAL CONVERTIBLE SECURITIES AND WARRANTS (Cost $46,775,337)	$38,645,788

SHARES		VALUE
	COMMON STOCKS AND WARRANTS — 77.6%
	Biopharmaceuticals — 34.4%
1,033,968	Akorn, Inc. (b)	$2,378,126
202,223	Akorn, Inc. warrants (expiration 3/08/11) (a) (b)	28,311
163,146	Alexion Pharmaceuticals, Inc. (b)	5,904,254
260,793	Amgen Inc. (b)	15,060,796
80,000	Amylin Pharmaceuticals, Inc. (b)	868,000
756,876	Antisoma Plc (b) (d)	255,727
4,624,175	Antisoma Plc 12 Month Lock-up (Restricted) (a) (b) (d)	1,328,020
513,798	Antisoma Plc 18 Month Lock-up (Restricted) (a) (b) (d)	138,878
213,120	Biogen Idec Inc. (b)	10,150,906
127,450	Forest Laboratories, Inc. (b)	3,246,151
128,830	Genentech, Inc. (b)	10,681,295
207,018	Genzyme Corporation (b)	13,739,785
424,040	Gilead Sciences, Inc. (b)	21,685,406
262,804	Hologic, Inc. (b)	3,434,848
12,785	Intuitive Surgical, Inc. (b)	1,623,567
247,845	Martek Biosciences Corporation	7,512,182
92,205	Myriad Genetics, Inc. (b) (e)	6,109,503
226,500	Vertex Pharmaceuticals Inc. (b) (e)	6,881,070
147,689	XenoPort, Inc. (b)	3,704,040
		114,730,865
	Biotechnology — 1.9%
472,000	Athersys, Inc. (b)	212,447
118,000	Athersys, Inc. warrants (expiration 6/08/12) (a) (b)	0
180,783	Life Technologies Corporation (b)	4,214,052
177,766	Momenta Pharmaceuticals, Inc. (b)	2,062,086
		6,488,585
	Drug Delivery — 3.7%
327,450	Alkermes, Inc. (b)	3,487,342
314,000	CVS Caremark Corporation	9,024,360
		12,511,702
	Drug Discovery Technologies — 9.7%
243,433	Avalon Pharmaceuticals, Inc. (b)	70,839
288,280	Celgene Corporation (b)	15,936,119
38,669	Cephalon, Inc. (b)	2,979,060
123,508	Cougar Biotechnology, Inc. (b)	3,211,208
113,400	OSI Pharmaceuticals, Inc. (b)	4,428,270
574,211	Penwest Pharmaceuticals Co. (b)	901,511
287,106	Penwest Pharmaceuticals Co. warrants (expiration 3/11/13) (a) (b)	160,779
72,800	United Therapeutics Corporation (b)	4,553,640
300,000	Zyomyx, Inc. (Restricted) (a) (b)	3,000
		32,244,426

SHARES		VALUE
	Emerging Biopharmaceuticals — 1.2%
621,473	ACADIA Pharmaceuticals Inc. (b)	$559,326
170,698	DOV Pharmaceutical, Inc. warrants (expiration 12/31/09) (a) (b)	0
650,550	Exelixis, Inc. (b)	3,265,761
454,078	NitroMed, Inc. (b)	163,468
		3,988,555
	Generic Pharmaceuticals — 7.6%
144,519	Illumina, Inc. (b)	3,764,720
353,100	Mylan Inc. (b)	3,492,159
127,369	Perrigo Company	4,115,292
332,496	Teva Pharmaceutical Industries, Ltd. (f)	14,154,350
		25,526,521
	Healthcare Services — 10.3%
67,700	Aetna Inc.	1,929,450
222,222	Aveta, Inc. (Restricted) (a) (b)	2,222,220
520,460	CardioNet, Inc. (b)	12,829,339
134,660	Catalyst Health Solutions, Inc. (b)	3,278,971
137,920	ICON Plc (b) (f)	2,715,645
130,385	Medco Health Solutions, Inc. (b)	5,464,435
122,700	Pharmaceutical Product Development, Inc.	3,559,527
306,208	Syntiro Healthcare Services (Restricted) (a) (b)	306
59,050	WellPoint, Inc. (b)	2,487,777
		34,487,670
	Medical Devices and Diagnostics — 8.8%
473,430	Align Technology, Inc. (b)	4,142,513
159,854	IDEXX Laboratories, Inc. (b)	5,767,532
225,107	Inverness Medical Innovations, Inc. (b)	4,256,773
84,750	Laboratory Corporation of America Holdings (b)	5,458,748
97,400	Masimo Corporation (b)	2,905,442
160,000	Masimo Laboratories, Inc. (Restricted) (a) (b)	56,460
830,292	Medwave, Inc. (b) (c)	415
207,573	Medwave, Inc. warrants (expiration 8/21/11) (a) (b) (c)	0
93,008	OmniSonics Medical Technologies, Inc. (Restricted) (a) (b)	930
125,000	PerkinElmer, Inc.	1,738,750
56,500	Phase Forward Inc. (b)	707,380
208	Songbird Hearing, Inc. (Restricted) (a) (b)	139
106,575	Stryker Corporation	4,257,671
		29,292,753
	TOTAL COMMON STOCKS AND WARRANTS (Cost $289,540,419)	$259,271,077

PRINCIPAL AMOUNT		VALUE
	SHORT-TERM INVESTMENTS — 10.1%
$5,692,000	American Express Corporation; 0.01% due 01/02/09	$5,691,999
28,171,000	Repurchase Agreement, State Street Bank and Trust Co., repurchase value $28,171,016 (collateralized by U.S. Treasury Bill 0.26% discount, 07/02/09, market value $28,737,592); 0.01% due 01/02/09	28,171,000
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $33,862,999)	$33,862,999
	TOTAL INVESTMENTS — 99.4%
	(Cost $370,178,755`)	$331,779,864
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%	2,166,216
	NET ASSETS - 100%	$333,946,080

(a)	Security fair valued.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $18,286,232).
(d)	Foreign security.
(e)	A portion of security is pledged as collateral for call options written.
(f)	American Depository Receipt.

SCHEDULE OF WRITTEN OPTIONS

NUMBER OF CONTRACTS (100 SHARES EACH)		EXPIRATION DATE	CURRENT VALUE
	CALL OPTIONS WRITTEN
89	Myriad Genetics, Inc., strike @ 70	Feb - 2009	$(29,993)
295	Vertex Pharmaceuticals, Inc., strike @ 35	Feb - 2009	(38,940)
	TOTAL CALL OPTIONS WRITTEN (Premium received $68,933)		$(68,933)

H&Q HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2008

(Unaudited)

(Continued)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. FAS 157 established a three-tier hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets (Level I inputs) and the lowest priority to unobservable inputs (Level 3 inputs) when market prices are not readily available or reliable. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the asset or liability, and would be based on the best information available.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation Inputs	Securities

Level 1 - Quoted Prices in Active Markets	$289,195,033
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	42,584,831
Balance as of December 31, 2008	$331,779,864

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s most recent annual report previously filed with the Securities and Exchange Commission on Form N-CSR.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Valuation Inputs	Investments in Securities
Balance as of 09/30/08	$59,245,578
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	(4,913,401)
Net purchases/sales	(55,733)
Net transfers in and/or out of Level 3	(11,691,613)
Balance, as of 12/31/08	$42,584,831
Net change in unrealized appreciation/depreciation from investments still held as of 12/31/08	$(3,238,533)

Investment Valuation - Investments traded on national securities exchanges or in the over-the-counter market that are National Market  System securities are valued at the last sale price or, lacking any sales, at the mean between the last bid and asked prices. Other over-the-counter securities are valued at the most recent bid prices as obtained from one or more dealers that make markets in the securities. Publicly traded investments for which market quotations are not readily available or whose quoted price may otherwise not reflect fair value and the fair value of venture capital and other restricted securities are valued in good faith by the Adviser pursuant to valuation policies and procedures approved by the Trustees.  Such values are subject to oversight and ratification by the Trustees. However, because of the uncertainty of fair valuations, these estimated values may differ significantly from the values that would have been used had a ready market for these securities existed, and the differences could be material. Each such fair value determination is based on a consideration of relevant factors. Factors the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the issuer which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; and (iii) the price of a security negotiated at arm’s length in an issuer’s completed subsequent round of financing. Short-term investments with maturity of 60 days or less are valued at amortized cost.

Venture Capital and Other Restricted Securities - The Fund may invest in venture capital and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represents 13% of the Fund’s net assets at December 31, 2008. The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s venture capital and other restricted securities at December 31, 2008. The Fund on its own does not have the right to demand that such securities be registered.

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
Agilix Corporation
Series B Cvt. Pfd.	11/8/01	$2,495,500	$0.06	$141,809
Antisoma Plc (h)
12 Month Lock-up Restricted Common	12/5/03 - 6/11/08	4,827,086	0.29	1,328,020
18 Month Lock-up Restricted Common	12/5/03 - 6/11/08	536,343	0.27	138,878
Aveta, Inc.
Restricted Common	12/21/05	3,004,731	10.00	2,222,220
CardioKinetix, Inc.
Series C Cvt. Pfd.	5/22/08	2,367,320	0.69	2,359,999
Ceres, Inc.
Series C Cvt. Pfd.	12/23/98	1,502,732	6.50	2,437,500
Series C-1 Cvt. Pfd.	3/31/01	111,508	6.50	209,255
Series D Cvt. Pfd.	3/14/01	1,668,294	6.50	1,820,683
Series F Cvt. Pfd.	9/5/07	268,136	6.50	265,499
Warrants (expiration 9/05/15)	9/5/07	0	0.00	0
Concentric Medical, Inc.
Series B Cvt. Pfd.	5/7/02, 1/24/03	3,330,988	1.00	4,852,940
Series C Cvt. Pfd.	12/19/03	1,500,818	1.00	1,744,186
Series D Cvt. Pfd.	9/30/05	958,007	1.00	683,000
Series E Cvt. Pfd.	12/18/08	653,960	1.00	652,013
Elemé Medical, Inc.
Series C Cvt. Pfd.	7/15/08	3,252,672	1.51	2,596,001
EPR, Inc.
Series A Cvt. Pfd.	3/9/94	1,000,409	0.01	2,222
FlowCardia, Inc.
Series C Cvt. Pfd.	8/29/07	2,474,768	1.07	2,458,333
Labcyte Inc.
Series C Cvt. Pfd.	7/18/05	1,924,893	0.52	1,920,000
MacroGenics, Inc.
Series D Cvt. Pfd.	9/4/08	1,002,546	0.65	199,812
Series D Cvt. Pfd.	9/4/08	315,748	0.43	32,697
Magellan Biosciences, Inc.
Series A Cvt. Pfd.	11/28/06	2,954,179	1.00	2,950,000
Masimo Laboratories, Inc.
Restricted Common	3/31/98	0	0.35	56,460
OmniSonics Medical Technologies, Inc.
Series A-1 Cvt. Pfd.	10/1/03	1,800,514	0.23	356,036
Series B-1 Cvt. Pfd.	6/4/07, 11/15/07	960,516	0.23	290,512
Restricted Common	5/24/01, 7/2/07	2,409,033	0.01	930
PHT Corporation
Series D Cvt. Pfd.	7/23/01	4,205,754	0.78	4,200,000
Series E Cvt. Pfd.	9/12/03 - 10/14/04	941,669	0.78	939,506
Series F Cvt. Pfd.	7/21/08	122,580	0.78	116,363
Songbird Hearing, Inc.
Restricted Common	12/14/00	3,004,861	0.67	139
Syntiro Healthcare Services
Restricted Common	2/5/97	1,200,325	0.001	306
TargeGen, Inc.
Series C Cvt. Pfd.	8/30/05	2,763,495	0.87	1,840,007
Series D Cvt. Pfd.	5/8/07	764,407	0.87	508,624
TherOx, Inc.
Series H Cvt. Pfd.	9/11/00	3,002,748	6.38	416,085
Series I Cvt. Pfd.	7/8/05	579,958	6.38	953,612
Warrants (expiration 1/26/10)	1/26/05	0	0.00	0
Warrants (expiration 6/09/09)	6/9/04	0	0.00	0

			Carrying
	Acquisition		Value
Security (g)	Date	Cost	per Unit	Value
Xoft, Inc.
Series D Cvt. Pfd.	3/23/07	$2,958,518	$3.34	$3,079,063
Series E Cvt. Pfd.	6/20/08	592,532	3.34	590,001
Zyomyx, Inc.
Series A New Cvt. Pfd.	1/12/04	299,700	0.10	30,000
Series B New Cvt. Pfd.	2/19/99, 1/12/04	468	0.10	30
New Restricted Common	2/19/99 - 7/22/04	3,602,065	0.01	3,000
		$65,359,781		$42,395,741

(g)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
(h)

The carrying value per unit of unrestricted common units of Antisoma Plc was $0.46 on June 11, 2008, the date of the purchase agreement and date an enforceable right to acquire the restricted units was obtained.

Federal Income Tax Cost — At December 31, 2008, the total cost of securities for Federal income tax purposes was $370,178,755.  The net unrealized loss on securities held by the Fund was $38,398,891, including gross unrealized gain of $42,181,103 and gross unrealized loss of $80,579,994.

Affiliate Transactions — An affiliate issuer is a company in which the Fund holds 5% or more of the voting securities.  Transactions with such companies during the three months ended December 31, 2008 were as follows:

Issuer	Value on October 1, 2008	Purchases	Sales	Income	Value on December 31, 2008

Agilix Corporation	$141,809	$—	$—	$—	$141,809
CardioKinetix, Inc.	2,359,999	—	—	—	2,359,999
Concentric Medical, Inc.	10,192,176	652,013	—	—	7,932,139
CytoLogix Corporation (a)	802,074	—	713,080	—	—
Eleme Medical, Inc.	3,245,001	—	—	—	2,596,001
Medwave, Inc.	—	—	—	—	415
PHT Corporation	5,255,869	—	—	—	5,255,869
	$21,996,928	$652,013	$713,080	$—	$18,286,232

(a) As of December 31, 2008 Cytologix Corporation is no longer an affiliate.

Item 2.  Controls and Procedures.

(a.)       The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	H&Q Healthcare Investors

By (Signature and Title)	/s/ Daniel Omstead
Daniel Omstead, President

Date	3/2/09

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carolyn Haley
Carolyn Haley, Treasurer

Date	3/2/09